CHAPTER 11 FILING AND OTHER RELATED MATTERS	12 Months Ended
Dec. 31, 2023
Reorganizations [Abstract]
CHAPTER 11 FILING AND OTHER RELATED MATTERS
3. CHAPTER 11 FILING AND OTHER RELATED MATTERS
Chapter 11
On December 21, 2022 (the “Petition Date”), the Debtors filed the Chapter 11 Cases in the Bankruptcy Court seeking relief under Chapter 11 of the Bankruptcy Code. The Chapter 11 Cases are jointly administered under Case No. 22-90341. The Debtors continue to operate their business and manage their properties as DIP under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court.
On June 20, 2023 the Debtors filed with the Bankruptcy Court (i) a proposed Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Debtor Affiliates and a related proposed form of Disclosure Statement; (ii) on August 8, 2023, the Amended Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Debtor Affiliates and a related Disclosure Statement; and (iii) on September 7, 2023, the Second Amended Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Debtor Affiliates and a related Disclosure Statement; (iv) on November 16, 2023, the Debtors filed the Third Amended Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Debtor Affiliates and a related Disclosure Statement; and (v) on January 15, 2024, the Debtors filed the Fourth Amended Joint Chapter 11 Plan of Reorganization of Core Scientific, Inc. and its Affiliated Debtors (with Technical Modifications) with the Bankruptcy Court.
On September 19, 2023, the Debtors, the ad hoc group of the Debtors’ secured convertible notes holders (the “Ad Hoc Noteholder Group”) and the equity committee (the “Equity Committee”) reached an agreement in principle with respect to the economic terms of the Plan of Reorganization (the “Mediated Settlement”). The Debtors, the Ad Hoc Noteholder Group and the Equity Committee continued to work and negotiate in good faith to document the Mediated Settlement, resolve certain open issues and culminating in the Plan of Reorganization.
On January 16, 2024, the Bankruptcy Court entered the Confirmation Order among other things, confirming the Plan of Reorganization. On the Effective Date, the conditions to the effectiveness of the Plan of Reorganization were satisfied or waived and the Company emerged from bankruptcy. See Note 17 — Subsequent Events for additional details.
Original DIP Credit Agreement and Restructuring Support Agreement
In connection with the Chapter 11 Cases, the Debtors entered into a senior secured super-priority debtor-in-possession loan and security agreement, dated as of December 22, 2022 (the “Original DIP Credit Agreement”), with Wilmington Savings Fund Society, FSB, as administrative agent, and the lenders from time to time party thereto (collectively, the “Original DIP Lenders”). The Original DIP Lenders are also holders or affiliates, partners or investors of holders under the Company’s notes sold pursuant to (i) the Secured Convertible Note Purchase Agreement, dated as of April 19, 2021 (as amended, restated, amended and restated, supplemented or otherwise modified from time to time), by and among Core Scientific, Inc. (as successor of Core Scientific Holding Co.), the guarantors party thereto from time to time, U.S. Bank National Association, as note agent and collateral agent, and the purchasers of the notes issued thereunder (the “Secured Convertible Notes”), and (ii) the Convertible Note Purchase Agreement, dated as of August 20, 2021 (as amended, restated, amended and restated, supplemented or otherwise modified from time to time), by and among Core Scientific, Inc. (as successor of Core Scientific Holding Co.), the guarantors party thereto from time to time, U.S. Bank National Association, as note agent and collateral agent, and the purchasers of the notes issued thereunder (the “Other Convertible Notes,” and together with the Secured Convertible Notes, the “Convertible Notes”).
Also in connection with the filing of the Chapter 11 Cases, the Company entered into a restructuring support agreement (together with all exhibits and schedules thereto, the “Restructuring Support Agreement”) with the ad hoc group of noteholders, representing more than 70% of the Ad Hoc Noteholder Group pursuant to which the Ad Hoc Noteholder Group agreed to provide commitments for a debtor-in-possession facility (the “Original DIP Facility”) of more than $57 million and agreed to support the syndication of up to an additional $18 million in new money debtor-in-possession facility loans to all holders of Convertible Notes. The Company terminated the Restructuring Support Agreement pursuant to a “fiduciary out” which permitted the Company to pursue better alternatives.
Replacement DIP Credit Agreement
On February 2, 2023, the Bankruptcy Court entered an interim order (the “Replacement Interim DIP Order”) authorizing, among other things, the Debtors to obtain senior secured non-priming super-priority replacement post-petition financing (the “Replacement DIP Facility”). On February 27, 2023, the Debtors entered into a senior secured super-priority replacement debtor-in-possession loan and security agreement governing the Replacement DIP Facility (the “Replacement DIP Credit Agreement”), with B. Riley Commercial Capital, LLC, as administrative agent (the “Administrative Agent”), and the lenders from time to time party thereto (collectively, the “Replacement DIP Lender”). Proceeds of the Replacement DIP Facility were used to, among other things, repay amounts outstanding under the Original DIP Facility, including payment of all fees and expenses required to be paid under the terms of the Original DIP Facility. These funds, along with ongoing cash generated from operations, were anticipated to provide the necessary financing to effectuate the planned restructuring, facilitate the emergence from Chapter 11, and cover the fees and expenses of legal and financial advisors.
The Replacement DIP Facility, among other things, provides for a non-amortizing super-priority senior secured term loan facility in an aggregate principal amount not to exceed $70 million. Under the Replacement DIP Facility, (i) $35 million was made available following Bankruptcy Court approval of the Interim DIP Order and (ii) $35 million was made available following Bankruptcy Court approval of the Final DIP Order. Loans under the Replacement DIP Facility will bear interest at a rate of 10%, which will be payable in kind in arrears on the first day of each calendar month. The Administrative Agent received an upfront payment equal to 3.5% of the aggregate commitments under the Replacement DIP Facility on February 3, 2023, payable in kind, and the Replacement DIP Lender will receive an exit premium equal to 5% of the amount of the loans being repaid, reduced or satisfied, payable in cash. The Replacement DIP Credit Agreement includes representations and warranties, covenants applicable to the Debtors, and events of default. If an event of default under the Replacement DIP Credit Agreement occurs, the Administrative Agent may, among other things, permanently reduce any remaining commitments and declare the outstanding obligations under the Replacement DIP Credit Agreement to be immediately due and payable.
On March 1, 2023, the Bankruptcy Court entered an order approving the Replacement DIP Facility on a final basis and the terms under which the Debtors are authorized to use the cash collateral of the holders of their convertible notes (the “Final DIP Order”).
On July 4, 2023, the Debtors, the Administrative Agents and the Replacement DIP Lender entered into the First Amendment to the Replacement DIP Credit Agreement. For detailed discussion about the First Amendment, refer to Note 10 — Commitments and Contingencies.
In January 2024, the Replacement DIP Facility was repaid in full and terminated on the Effective Date of the Company’s Plan of Reorganization.
NYDIG Settlement
On February 26, 2023, the Bankruptcy Court entered an order (the “NYDIG Order”), whereby the Debtors and NYDIG agreed that the Debtors would transfer the miners serving as collateral under the NYDIG Loan back to NYDIG over a period of several months in exchange for the full extinguishment of the NYDIG Loan. The final shipment of miners serving as collateral under the NYDIG loan occurred during the quarter ended March 31, 2023, after which the NYDIG Loan was extinguished in full and the Company recorded a $20.8 million Gain on debt extinguishment in the Company’s Consolidated Statements of Operations.
Priority Power Settlement
On March 20, 2023, the Bankruptcy Court entered an order (the “Priority Power Order”), whereby the Debtors and Priority Power Management, LLC (“Priority Power”) agreed that the Debtors would transfer equipment to Priority Power and assume an Energy Management and Consulting Services Agreement and other new agreements. Priority Power was determined to have a single aggregate allowed claim of $20.8 million, which was secured by a perfected mechanic’s lien. The claim was deemed paid and fully satisfied by transfer of specific equipment from the
Debtors to Priority Power on the date of the Priority Power Order, thereby releasing all Priority Power liens. The satisfaction of the obligation and transfer of the equipment is a noncash transaction which occurred during the quarter ended March 31, 2023, and resulted in a gain of $4.9 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
City of Denton Lease Settlement
On August 16, 2023, the Bankruptcy Court entered an order (the “City of Denton Order”), approving the parties’ agreement to settle all claims of City of Denton and Denton Municipal Electric (“Denton”) against the Debtors and releasing any and all liens related to the Debtors’ lease of the Denton facility in exchange for the Debtors’ execution lease cure costs totaling $1.5 million. There was no impact to the Consolidated Statements of Operations as a result of the satisfaction of the settlement.
Huband-Mantor Construction Settlement
On August 18, 2023, the Bankruptcy Court entered an order (the “HMC Order”), approving the parties’ agreement to settle all claims of Huband-Mantor Construction (“HMC”) and its subcontractors against the Debtors and releasing any and all liens in favor of HMC and its subcontractors in exchange for the Debtors’ payment of $2 million and the Debtors’ execution of a promissory note in favor of HMC in the principal amount of $15.5 million. The promissory note is secured by a mortgage of the Debtors Cottonwood 1 facility in Texas. The satisfaction of the settlement resulted in a loss of $8.3 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023. See Note 7 — Notes Payable for further discussion of the promissory note.
Celsius Mining LLC Settlement
On September 14, 2023, the Debtors and Celsius Mining LLC (“Celsius”) entered into a purchase and sale agreement, as amended, (the “PSA”) that provides, in addition to a full mutual release of claims asserted against each party in the respective bankruptcy cases, for a cash payment by Celsius to the Company of $14.0 million and a full and final release of all claims of Celsius against the Debtors related to the Celsius Contracts, in exchange for the Debtors’: (i) sale to Celsius of the Debtors’ Ward County, Texas bitcoin mining data center site (the “Cedarvale Facility”) and certain related assets, (ii) grant to Celsius of a perpetual, non-transferable (except as described in Section 14 of the PSA), non-exclusive limited license to use identified Company intellectual property solely as and to the extent necessary to (x) finish construction and development of the Cedarvale Facility, (y) develop and construct other mining facilities on other properties owned or leased by Celsius similar in type and scope to the Cedarvale Facility, and (z) operate all of the foregoing, (iii) assumption and assignment to Celsius of certain executory contracts, and (iv) unequivocal release of claims against Celsius asserted by the Company in connection with the Celsius Chapter 11 Cases and the Company’s Chapter 11 Cases. On November 2, 2023, the Company received the payment of $14.0 million from Celsius in connection with the PSA.
The sale of the Cedarvale Facility resulted in a loss of $2.2 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023. Refer to Note 10 — Commitments and Contingencies for further discussion of the sale.
ACM ELF ST LLC Lease Settlement
In September 2023, the Company entered into a $7.5 million equipment finance agreement with ACM ELF ST LLC in settlement and satisfaction of a previous equipment finance agreement which resulted in a gain of $5.0 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023. See Note 7 — Notes Payable for further discussion of the promissory note.
J.W. Didado Electric, LLC Settlement
On October 2, 2023, the Bankruptcy Court entered an order (the “J.W. Didado Order”), approving the parties’ agreement to settle all claims of W. Didado Electric, LLC (“Didado”) against the Debtors and releasing any and all liens related to the Debtors’ Muskogee datacenter in exchange for the Debtors’ execution of an unsecured promissory note in favor of Didado in the principal amount of $13 million to be paid over 36 months upon emergence from bankruptcy. The satisfaction of the settlement resulted in a loss of $0.7 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Trilogy LLC Settlement
On October 2, 2023, the Bankruptcy Court entered an order (the “Trilogy Order”), approving the parties’ agreement to settle all claims of Trilogy LLC (“Trilogy”) against the Debtors and releasing any and all liens related to the Trilogy contracts in exchange for the Debtors’ execution of an unsecured promissory note in favor of Trilogy in the principal amount of $2.9 million to be paid over 30 months starting three months after the confirmation date. The satisfaction of the settlement resulted in a gain of $0.4 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Harper Construction Company, Inc. Settlement
On November 4, 2023, the Bankruptcy Court entered an order (the “Harper Order”), approving the parties agreement to settle all claims of Harper Construction Company, Inc (“Harper”) against the Debtors and releasing any and all liens related to the Debtors’ Muskogee datacenter in exchange for the Debtors’ execution of an unsecured promissory note in favor of Harper in the principal amount of $4.7 million to be paid over 30 months starting forty-five days after the emergence date. The satisfaction of the settlement resulted in a loss of $5.0 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Dalton Settlement
On December 29, 2023, the Bankruptcy Court entered an order (the “Dalton Settlement Agreement”), approving the parties’ agreement to settle all claims of Dalton Utilities (“Dalton”) against the Debtors including the Dalton Cure Claims in exchange for Debtors’ execution of an unsecured promissory note. As of December 31, 2023, the Company accrued the face value of the pending settlement of $9.1 million as the execution of the promissory note is still pending. The satisfaction of the settlement resulted in a gain of $1.1 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Maddox Settlement
On January 16, 2024, the Bankruptcy Court entered an order (the “Maddox Settlement”) approving the parties’ agreement to terminate and reject all existing purchase orders and enter into a new purchase order. Pursuant to the new purchase order, the Company will pay a total purchase price of $2.8 million in seven equal monthly installments to Maddox Industrial Transformer LLC (“Maddox”) for 39 18 kilovolt transformers. The satisfaction of the settlement resulted in a loss of $1.3 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Sphere 3D Corp. and Gryphon Settlement
On January 16, 2024, the Bankruptcy Court entered an order (the “Core-Sphere-Gryphon Order”), granting Sphere 3D Corp (“Sphere”) an allowed $10 million general unsecured claim and a complete and final release of all claims of Sphere and Gryphon Digital Mining, Inc. (“Gryphon”) against the Debtors related to the hosting contracts. As part of the resolution, all miners have been returned to the client. Furthermore, the adversary proceeding was dismissed with prejudice, against both Gryphon and Sphere. The satisfaction of the settlement resulted in a gain of $23.3 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
McCarthy & Humphrey Settlement
On January 18, 2024, the Bankruptcy Court entered an order (the “McCarthy Order”) approving the parties’ agreement to settle all claims and release all liens of McCarthy Building Companies, Inc. (“McCarthy”) and Humphrey & Associates, Inc. (“Humphrey”) against the Company in exchange for cash payments ($6.8 million to
McCarthy and $5.6 million to Humphrey) within 90 days of emergence and promissory notes (to McCarthy in principal amount of $5.4 million and to Humphrey in principal amount of $1.4 million). However, if the Company delivers notice to McCarthy to proceed with construction activities, the Company will make the cash payments within three business days of such notice, and pay off the promissory notes in full within one business day of such notice. As the amount of the expected settlement results in amounts that are estimable and probable, the Company accrued for those liabilities as of December 31, 2023. The satisfaction of the settlement resulted in a loss of $4.6 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Foundry Settlement
On January 16, 2024, the Bankruptcy Court entered an order (the “Foundry Order”), granting Foundry Digital LLC (“Foundry”) an allowed $5.5 million general unsecured claim and a comprehensive release of all claims of Foundry against the Debtors. Concurrently, hosting contracts are assumed, and common stock in Core after emergence from bankruptcy have been confirmed as part of the resolution. The satisfaction of the settlement resulted in a gain of $12.6 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Oklahoma Gas & Electric Settlement
On January 24, 2024, the Bankruptcy Court entered an order (the “OG&E Order”), granting Oklahoma Gas & Electric Company (“OG&E”) an allowed $4.8 million general unsecured claim in full and final satisfaction of all claims of OG&E against the Debtors. The satisfaction of the settlement resulted in a loss of $4.8 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
Reorganization items, net and Liabilities Subject to Compromise
Effective on December 21, 2022, the Company began to apply the provisions of ASC 852, Reorganizations (“ASC 852”), which is applicable to companies under bankruptcy protection, and requires amendments to the presentation of certain financial statement line items. ASC 852 requires that the financial statements for periods including and after the filing of the Chapter 11 Cases distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Expenses (including professional fees), realized gains and losses, and provisions for losses that can be directly associated with the reorganization must be reported separately as Reorganization items, net in the Consolidated Statements of Operations beginning December 21, 2022, the date of filing of the Chapter 11 Cases. Liabilities that may be affected by the Plan must be classified as liabilities subject to compromise at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts as a result of the Plan or negotiations with creditors. The amounts currently classified as liabilities subject to compromise may be subject to future adjustments depending on Bankruptcy Court actions, further developments with respect to disputed claims, determinations of secured status of certain claims, the values of any collateral securing such claims, or other events. Any resulting changes in classification will be reflected in subsequent financial statements. If there is uncertainty about whether a secured claim is undersecured, or will be impaired under the Plan, the entire amount of the claim is included with prepetition claims in liabilities subject to compromise.
As a result of the filing of the Chapter 11 Cases on December 21, 2022, the classification of pre-petition indebtedness is generally subject to compromise pursuant to the Plan of Reorganization. Generally, actions to enforce or otherwise effect payment of pre-bankruptcy filing liabilities were stayed. The Bankruptcy Court granted the Debtors authority to pay certain pre-petition claims in designated categories and subject to certain terms and conditions. This relief generally was designed to preserve the value of the Debtors’ businesses and assets. Among other things, the Bankruptcy Court authorized the Debtors to pay certain pre-petition claims relating to employee wages and benefits, taxes and critical vendors. The Debtors are paying and intend to pay undisputed post-petition liabilities in the ordinary course of business. In addition, the Debtors may reject certain pre-petition executory contracts and unexpired leases with respect to their operations with the approval of the Bankruptcy Court. Any damages resulting from the rejection of executory contracts and unexpired leases are treated as general unsecured claims.
Reorganization items, net incurred as a result of the Chapter 11 Cases presented separately in the accompanying Consolidated Statements of Operations were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Professional fees and other bankruptcy related costs	$92,195	$2,302
Settlements with creditors:
Priority Power	(4,878)	—
ACM ELF ST LLC Lease	(5,003)	—
HMC	8,269	—
Trilogy	(385)	—
Didado	657	—
Celsius - Cedarvale PSA	2,175	—
Harper	4,977	—
McCarthy	4,590	—
Dalton	(1,122)	—
Gryphon	(23,260)	—
Foundry	(12,636)	—
OG&E	4,800	—
Maddox	1,277	—
Other, net	14	—
Total settlements with creditors	(20,525)	—
Post-petition interest, fees and other cures	94,567	—
Debtor-in-possession financing costs	24,885	—
Write-off of debt issuance costs and original issue net discount on liabilities subject to compromise	—	3,529
(Gain) from adjustment of liabilities subject to compromise fair value to expected allowed amount	—	(203,236)
Reorganization items, net	$191,122	$(197,405)
The Company incurred significant costs associated with the reorganization, primarily debtor-in-possession financing costs and legal and professional fees, which were classified as Reorganization items, net subsequent to our petition.
The accompanying Consolidated Balance Sheets as of December 31, 2023 and 2022, include amounts classified as Liabilities subject to compromise, which represent liabilities the Company anticipates will be allowed as claims in the Chapter 11 Cases. These amounts represent the Company's current estimate of known or potential obligations to be resolved in connection with the Chapter 11 Cases and may differ from actual future settlement amounts paid. Differences between liabilities estimated and claims filed, or to be filed, will be investigated and resolved in connection with the claims resolution process.
Liabilities subject to compromise consisted of liabilities reclassified from the following balance sheet categories (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable	$36,678	$20,908
Accrued expenses and other current liabilities	20,300	64,493
Accounts payable, and accrued expenses and other current liabilities	$56,978	$85,401

Operating lease liability	$—	$13,868
Financing lease liability	—	70,796
Debt subject to compromise	41,777	844,695
Accrued interest on liabilities subject to compromise	580	12,553
Leases, debt and accrued interest	42,357	941,912
Liabilities subject to compromise	$99,335	$1,027,313
Pre-petition unsecured and secured claims which were identified as impaired and subject to compromise during the bankruptcy process have been reclassified as Liabilities subject to compromise. During the quarter ended September 30, 2023, improvements in the Company’s condition and other developments indicated that secured claims which were initially considered subject to compromise at the beginning of the bankruptcy process and at December 31, 2022, were determined to no longer be subject to compromise as of September 30, 2023 and December 31, 2023. This determination is the primary reason for the decrease in the reclassification of debt, leases, accounts payable and accrued expenses and other current liabilities to the Liabilities subject to compromise balance, with Court approved settlements contributing nominally to the reductions.
Final determination of the value at which liabilities were settled was made when the Plan of Reorganization became effective and the Company emerged from bankruptcy.